UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080  St.Louis   MO  63102

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

No-Load Class

(SGNFX)

Semi-Annual Report

February 28, 2015

 (Unaudited)

Fund Advisor:

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, Missouri 63102

Toll Free: (888) 727-3301

This Page Was Left Blank Intentionally

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Industrials
7.48%
Technology
14.16%
Basic Materials
5.72%
Cash Equivalent
0.07%
Communication Services
3.34%
Consumer Cyclical
17.32%
Consumer Defensive
12.58%
Energy
1.07%
Financial Services
5.44%
Healthcare
32.82%

Per the fee table in the December 31, 2014 prospectus, the Fund’s total annual operating expense ratio was 2.38%, 2.85%, and 2.16% for Class A, Class C, and No-Load Class shares, respectively.  Class A shares are subject to a maximum sales charge of 5.75% imposed on the purchases, and a maximum contingent deferred sales charge of 1.00% on redemptions made within 18 months of their purchases (only on purchases of $1 million or more).

Sectors are categorized using Morningstar® classifications.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 99.36%

Aerospace & Defense - 1.06%
625	Lockheed Martin Corp.	$ 125,031

Agricultural Chemicals - 0.43%
950	The Mosaic Co.	50,597

Apparel & Other Finished Products of Fabrics & Similar Material - 9.53%
4,020	Columbia Sportswear Co.	224,678
1,480	Hanesbrands, Inc.	188,759
1,740	Nike, Inc. Class B	168,989
2,000	Skechers USA, Inc. *	136,280
2,780	Under Armour, Inc. Class A *	214,088
2,480	VF Corp.	190,117
		1,122,911
Banks - 1.98%
210	Goldman Sachs Group, Inc.	39,856
890	JP Morgan Chase & Co.	54,539
1,565	Morgan Stanley	56,011
610	Simmons First National Corp.	24,979
1,050	Wells Fargo & Co.	57,530
		232,915
Beverages - 6.72%
1,885	Anheuser-Busch Inbev SA ADR	238,754
780	Boston Beer Co. Inc. *	208,728
560	Brown-Forman, Inc. Class A	51,604
1,830	Constellation Brands, Inc. Class A *	209,938
1,060	Dr. Pepper Snapple Group, Inc.	83,581
		792,605
Biological Products - 7.63%
255	Amgen, Inc.	40,219
590	Biogen Idec, Inc. *	241,658
2,080	Celgene Corp. *	252,782
1,785	Gilead Sciences, Inc. *	184,801
1,530	Medivation, Inc. *	179,821
		899,281
Cable & Other Pay Television Services - 2.15%
385	Charter Communications, Inc. Class A *	69,531
1,765	Walt Disney Co.	183,701
		253,232

* Non-income producing securities during the period.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares		Fair Value

Cement, Hydraulic - 1.21%
1,820	Eagle Materials, Inc.	$ 142,870

Cigarettes - 0.75%
1,570	Altria Group, Inc.	88,375

Cosmetics and Personal Care Products - 0.47%
655	Procter & Gamble Co.	55,760

Crude Petroleum & Natural Gas - 1.07%
1,400	Diamondback Energy, Inc. *	99,694
335	Phillips 66	26,284
		125,978
Electronic Computers - 2.71%
1,965	Apple, Inc.	252,424
1,670	Super Micro Computer, Inc. *	67,101
		319,525
Engines & Turbines - 0.30%
250	Cummins, Inc.	35,557

Food and Kindred Products - 3.36%
1,600	Kraft Foods Group, Inc.	102,496
2,830	The Hain Celestial Group, Inc. *	176,960
2,850	The WhiteWave Foods Co. *	116,707
		396,163
Footwear - 0.30%
1,150	Wolverine World Wide, Inc.	35,144

Glass Products, Made of Purchased Glass - 0.18%
470	Apogee Enterprises, Inc.	21,549

Home Furnishing - 0.74%
250	Whirlpool Corp.	52,988
430	Williams-Sonoma, Inc.	34,593
		87,581
Industrial Instruments for Measurement, Display, and Control - 1.89%
1,660	Cognex Corp. *	74,185
4,205	MKS Instruments, Inc.	148,689
		222,874

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares		Fair Value

Insurance - 2.92%
720	Allstate Corp.	$ 50,832
1,440	Berkshire Hathaway, Inc. Class B *	212,270
40	Markel Corp. *	29,818
475	The Traverlers Companies, Inc.	51,034
		343,954
Laboratory Analytical Instruments - 1.14%
685	Illumina, Inc. *	133,890

Measuring & Controlling Devices, NEC - 0.90%
815	Thermo Fisher Scientific, Inc.	105,950

Miscellaneous Transportation Equipment - 1.39%
1,070	Polaris Industries, Inc.	164,063

Motor Vehicle Parts & Accessories - 0.69%
535	Gentherm, Inc. *	24,851
1,790	Lydall, Inc. *	57,029
		81,880
Paper Mills - 1.52%
5,200	KapStone Paper & Packaging Corp.	179,192

Paperboard Containers & Boxes - 1.27%
1,800	Packaging Corporation of America	149,148

Pharmaceutical Preparations - 19.04%
1,155	Abbvie, Inc.	69,878
1,325	Abbott Laboratories	62,868
3,985	Akorn, Inc. *	214,433
965	Alexion Pharmaceuticals, Inc. *	174,057
3,920	Ani Pharmaceuticals, Inc. *	264,051
1,405	Cambrex Corp. *	48,121
3,210	INSYS Therapeutics, Inc. *	192,793
790	Jazz Pharmaceuticals Plc. (Ireland) *	134,371
3,400	Lannett Company, Inc. *	212,160
1,690	Mallinckrodt Plc. (Ireland) *	197,257
1,650	Mylan, Inc. *	94,298
1,075	Pacira Pharmaceuticals, Inc. *	123,378
320	Pharmacyclcs, Inc. *	69,098

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares		Fair Value

Pharmaceutical Preparations - (Continued)
540	Regeneron Pharmaceuticals, Inc. *	$ 223,474
120	Shire Plc.	29,029
895	Taro Pharmaceutical Industries Ltd. (Israel) *	135,199
		2,244,465
Poultry Slaughtering & Processing - 0.47%
2,000	Pilgrim's Pride Corp.	54,860

Railroads, Line-Haul Operating - 1.77%
735	Canadian Pacific Railway Ltd.	137,901
585	Union Pacific Corp.	70,352
		208,253
Railroad Equipment - 1.03%
1,430	The Greenbrier Companies, Inc.	84,041
390	Westinghouse Air Brake Technologies Corp.	37,007
		121,048
Refrigeration & Service Industry Machine - 1.02%
1,125	Middleby Corp. *	119,936

Retail - Drug & Proprietary Stores - 1.65%
1,040	CVS Health Corp.	108,025
700	Kroger Co.	49,805
445	Walgreens Boot Alliance, Inc.	36,971
		194,801
Retail - Catalog & Mail-Order Houses - 1.28%
6,150	Vipshop Holdings Ltd. ADR *	150,367

Rolling Drawing & Extruding of Nonferrous Metals - 0.22%
1,780	Alcoa, Inc.	26,326

Semiconductors & Related Devices - 3.00%
1,480	Avago Technologies Ltd. (Singapore)	188,878
315	NPX Semiconductors N.V. (Netherlands) *	26,742
945	Silicon Motion Technology Corp. ADR	25,128
1,105	Skyworks Solutions, Inc.	96,964
228	Qorvo, Inc. *	15,823
		353,535

* Non-income producing securities during the period.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares		Fair Value

Services - Business Services, NEC - 2.05%
260	Akamai Technologies, Inc. *	$ 18,073
165	Blackrock, Inc.	61,284
1,640	Envestnet, Inc. *	88,363
60	Priceline Group, Inc. *	74,249
		241,969
Services - Commercial Physical & Biological Research - 0.14%
1,045	Albany Molecular Research, Inc. *	16,950

Services - Computer Integrated Systems Design - 2.64%
2,655	Open Text Corp.	154,574
6,100	VASCO Data Security International, Inc. *	156,282
		310,856
Services - Computer Processing & Data Preparation - 0.10%
190	Bitauto Holdings Ltd. ADR *	12,055

Services - Computer Programming, Data Processing, Etc. - 2.53%
2,560	Facebook, Inc. Class A *	202,163
170	Google, Inc. Class A *	95,647
		297,810
Services - Equipment Rental & Leasing - 0.20%
520	AerCap Holdings N.V. (Netherlands) *	23,140

Services - Prepackaged Software - 0.61%
1,600	ACI Worldwide, Inc. *	31,760
910	Oracle Corp.	39,876
		71,636
Services - Medical Services - 2.66%
2,170	Acadia Healthcare Company, Inc. *	137,209
900	Icon, Plc. *	62,109
1,000	United Health Group, Inc.	113,630
		312,948
Services - Video Tape Rental - 1.01%
250	Netflix, Inc. *	118,727

Specialty Chemicals - 2.12%
1,420	Ecolab, Inc.	164,067
300	Sherwin Williams Co.	85,560
		249,627

* Non-income producing securities during the period.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares		Fair Value

Telephone Communications (No Radio Telephone) - 1.71%
3,750	Level 3 Communications, Inc. *	$ 201,975

Transportation Services - 0.20%
520	Providence Services Corp. *	23,920

Trucking (No Local) - 1.31%
3,700	ArcBest Corp.	154,956

Wholesale - Groceries & related Products - 0.29%
335	Domino's Pizza, Inc.	34,013

TOTAL FOR COMMON STOCKS (Cost $9,114,268) - 99.36%		11,710,198

RIGHTS - 0.01%
42	Providence Service Corp. *	1,543
TOTAL FOR RIGHTS (Cost $0) - 0.01%		1,543

SHORT TERM INVESTMENTS - 0.07%
8,590	First American Government Obligations Fund Class Y - 0.01% **	8,590
TOTAL FOR SHORT TERM INVESTMENTS (Cost $8,590) - 0.07%		8,590

TOTAL INVESTMENTS (Cost $9,122,858) - 99.44%		11,720,331

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.56%		66,579

NET ASSETS - 100.00%		$ 11,786,910

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at February 28, 2015.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2015 (UNAUDITED)

Assets:
Investments in Securities, at Fair Value (Cost $9,122,858)	$ 11,720,331
Receivables:
Dividends and Interest	8,451
Securities Sold	94,393
Prepaid Expenses	7,982
Total Assets	11,831,157
Liabilities:
Payables:
Due to Advisor	8,850
Distribution Fees	18,921
Trustee Fees	289
Other Accrued Expenses	16,187
Total Liabilities	44,247
Net Assets	$ 11,786,910

Net Assets Consist of:
Paid In Capital	$ 9,425,831
Accumulated Net Investment Loss	(96,578)
Accumulated Realized Gain on Investments	(139,816)
Unrealized Appreciation in Value of Investments	2,597,473
Net Assets	$ 11,786,910

Class A:

Net Assets	$ 9,277,811

Shares outstanding (unlimited number of shares authorized with no par value)	463,074

Net Asset Value	$ 20.04

Offering Price Per Share ($20.04/ 94.25%) (Note 2)	$ 21.26

Short-term Redemption Price Per Share ($20.04 x 0.99) *	$ 19.84

Class C:

Net Assets	$ 429,040

Shares outstanding (unlimited number of shares authorized with no par value)	22,192

Net Asset Value, Redemption Price and Offering Price Per Share	$ 19.33

No Load Class:

Net Assets	$ 2,080,059

Shares outstanding (unlimited number of shares authorized with no par value)	107,804

Net Asset Value, Redemption Price and Offering Price Per Share	$ 19.30

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2015 (UNAUDITED)

Investment Income:
Dividends (Net of foreign taxes withheld $1,122)	$ 36,264
Interest	1
Total Investment Income	36,265

Expenses:
Advisory Fees (Note 4)	56,273
Distribution and/or Service (12b-1) Fees (Class A - $22,776;	26,935
Class C - $1,971; No Load Class - $2,187)
Chief Compliance Officer Fees	201
Transfer Agent Fees	4,625
Legal Fees	4,721
Accounting Fees	12,762
Audit Fees	4,614
Insurance Fees	625
Custody Fees	7,065
Miscellaneous Fees	3,667
Registration Fees	8,553
Trustee Fees	1,538
Printing and Mailing Fees	1,264
Total Expenses	132,843

Net Investment Loss	(96,578)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	18,553
Net Change in Unrealized Appreciation on Investments	1,013,524
Net Realized and Unrealized Gain on Investments	1,032,077

Net Increase in Net Assets Resulting from Operations	$ 935,499

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2015	8/31/2014
Increase in Net Assets From Operations:
Net Investment Loss	$ (96,578)	$ (222,556)
Net Realized Gain on Investments	18,553	1,777,119
Net Change in Unrealized Appreciation on Investments	1,013,524	178,810
Net Increase in Net Assets Resulting from Operations	935,499	1,733,373

Distributions to Shareholders from:
Realized Gains
Class A	(277,028)	(612,844)
Class C	(12,636)	(20,836)
No Load Class	(57,231)	(81,547)
Net Change in Net Assets from Distributions	(346,895)	(715,227)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	210,358	3,061,861
Class C	42,600	84,855
No Load Class	268,958	374,450
Reinvestment of Shares
Class A	260,195	598,171
Class C	10,788	20,836
No Load Class	57,231	81,547
Cost of Shares Redeemed
Class A	(1,631,149)	(4,196,571)
Class C	(70,803)	(13,250)
No Load Class	(60,406)	(25,648)
Net Decrease from Shareholder Activity	(912,228)	(13,749)

Net Assets:
Net Increase (Decrease) in Net Assets	(323,624)	1,004,397
Beginning of Period	12,110,534	11,106,137
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(96,578) and $0, respectively)	$ 11,786,910	$ 12,110,534

Share Transactions:
Shares Sold
Class A	11,155	161,835
Class C	2,424	4,744
No Load Class	14,746	20,542
Reinvestment of Shares
Class A	14,049	31,733
Class C	605	1,138
No Load Class	3,199	4,498
Shares Redeemed
Class A	(83,971)	(224,815)
Class C	(4,053)	(771)
No Load Class	(3,292)	(1,436)
Net Decrease in Shares	(45,138)	(2,532)

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 2/28/2015	Years Ended
		8/31/ 2014	8/31/ 2013	8/31/ 2012	8/31/ 2011	8/31/ 2010

Net Asset Value, at Beginning of Year	$ 19.10	$ 17.42	$ 14.49	$ 13.03	$ 10.27	$ 10.03

Income From Investment Operations:
Net Investment Income (Loss) (a)	(0.16)	(0.33)	(0.09)	(0.21)	(0.18)	0.03
Net Gain on Securities (Realized and Unrealized)	1.68	3.10	3.02	1.67	2.98	0.23
Total from Investment Operations	1.52	2.77	2.93	1.46	2.80	0.26

Distributions:
Net Investment Income	-	-	-	-	(0.03)	(0.02)
Realized Gains	(0.58)	(1.09)	-	-	-	-
Return of Capital	-	-	-	-	(0.01)	-
Total from Distributions	(0.58)	(1.09)	-	-	(0.04)	(0.02)

Net Asset Value, at End of Year	$ 20.04	$ 19.10	$ 17.42	$ 14.49	$ 13.03	$ 10.27

Total Return (b)	8.23% (e)	15.96%	20.22%	11.20%	27.25%	2.63%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 9,278	$ 9,967	$ 9,632	$11,846	$ 6,470	$ 4,923
Before Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.38% (d)	2.38%	2.41%	2.61%	2.68%	2.72%
Ratio of Net Investment Loss to Average Net Assets	(1.74)% (d)	(1.79)%	(0.61)%	(1.52)%	(1.79)%	(0.69)%
After Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.38% (d)	2.38%	2.41%	2.61%	2.28%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.74)% (d)	(1.79)%	(0.61)%	(1.52)%	(1.40)%	0.29%
Portfolio Turnover (c)	55.09% (e)	254.23%	234.17%	149.36%	168.72%	129.93%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return does not reflect load.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized

(e) Not Annualized

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 2/28/2015	Years Ended		For the Period Ended (e) 8/31/2012
		8/31/2014	8/31/2013

Net Asset Value, at Beginning of Period	$ 18.50	$ 16.97	$ 14.19	$ 13.01

Income From Investment Operations:
Net Investment Loss (a)	(0.20)	(0.41)	(0.19)	(0.18)
Net Gain on Securities (Realized and Unrealized)	1.61	3.03	2.97	1.36
Total from Investment Operations	1.41	2.62	2.78	1.18

Distributions:
Net Investment Income	-	-	-	-
Realized Gains	(0.58)	(1.09)	-	-
Total from Distributions	(0.58)	(1.09)	-	-

Net Asset Value, at End of Period	$ 19.33	$ 18.50	$ 16.97	$ 14.19

Total Return (b)	7.90% (f)	15.49%	19.59%	9.07% (f)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 429	$ 429	$ 307	$ 215

Ratio of Expenses to Average Net Assets	2.88% (d)	2.85%	2.92%	3.19% (d)
Ratio of Net Investment Loss to Average Net Assets	(2.23)% (d)	(2.25)%	(1.22)%	(1.97)% (d)

Portfolio Turnover (c)	55.09% (f)	254.23%	234.17%	149.36% (f)

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized

(e) Class C shares commenced investment operations on January 5, 2012.

(f) Not annualized

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - NO LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 2/28/2015	Years Ended
		8/31/ 2014	8/31/ 2013	8/31/ 2012	8/31/ 2011	8/31/ 2010

Net Asset Value, at Beginning of Year	$ 18.40	$ 16.77	$ 13.92	$ 12.48	$ 9.87	$ 9.64

Income From Investment Operations:
Net Investment Income (Loss) (a)	(0.13)	(0.28)	(0.07)	(0.17)	(0.13)	0.03
Net Gain on Securities (Realized and Unrealized)	1.60	3.00	2.92	1.61	2.84	0.23
Total from Investment Operations	1.47	2.72	2.85	1.44	2.71	0.26

Distributions:
Net Investment Income	-	-	-	-	(0.08)	(0.03)
Realized Gains	(0.58)	(1.09)	-	-	-	-
Return of Capital	-	-	-	-	(0.02)	-
Total from Distributions	(0.58)	(1.09)	-	-	(0.10)	(0.03)

Net Asset Value, at End of Year	$ 19.29	$ 18.40	$ 16.77	$ 13.92	$ 12.48	$ 9.87

Total Return (b)	8.27% (e)	16.30%	20.47%	11.54%	27.51%	2.71%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,080	$ 1,714	$ 1,166	$ 754	$ 645	$ 757
Before Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.12% (d)	2.16%	2.17%	2.35%	2.55%	2.46%
Ratio of Net Investment Loss to Average Net Assets	(1.47)% (d)	(1.56)%	(0.49)%	(1.29)%	(1.56)%	(0.42)%
After Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.12% (d)	2.16%	2.17%	2.35%	2.03%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.47)% (d)	(1.56)%	(0.49)%	(1.29)%	(1.05)%	0.54%
Portfolio Turnover (c)	55.09% (e)	254.23%	234.17%	149.36%	168.72%	129.93%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized

(e) Not Annualized

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2015 (UNAUDITED)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end diversified investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. Federal income tax capital loss carryforwards generated in prior years will be used to offset a portion of current year’s realized gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended February 28, 2015, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  As of and during the six months ended February 28, 2015, the Fund did not incur any interest or penalties.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first-in first-out (FIFO) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and taxable capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Due to permanent book to tax differences the following adjustments have been made by management.  Reclassifications have no effect on net assets, results of operations or net asset value per share of the Fund.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Effective October 1, 2008, the Fund’s Class C shares were reclassified as No Load Class shares and the fee structure was changed. With respect to No Load Class shares, there is no initial sales charge or CDSC. Effective January 5, 2012, the Fund opened a new Class C of shares. There is no initial sales charge or CDSC associated with Class C shares.

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses – Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

NOTE 3. SECURITIES VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price.  Generally, if the security is traded in an active market and is valued at the last sale price in an active

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

market, the security is categorized as Level 1 within the fair value hierarchy.  When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the Fund.  These securities are categorized as Level 1 within the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks (including ADR’s)	$ 11,710,198	$ -	$ -	$ 11,710,198
Rights	1,543	$ -	$ -	1,543
Short Term Investments	8,590	$ -	$ -	8,590
Total	$ 11,720,331	$ -	$ -	$ 11,720,331

The Fund did not hold any Level 2 or Level 3 assets during the six months ended February 28, 2015. For more detail on the investments in common stocks please refer to the Schedule of Investments.  The Fund did not hold any derivative instruments at any time during the six months ended February 28, 2015. There were no transfers into or out of Level 1 or Level 2 during the six months ended February 28, 2015. The Fund considers transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains the Advisor to manage the Fund’s investments. The President of the Advisor is also a Trustee of the Trust.

Pursuant to the terms of the management agreement between the Advisor and the Trust with respect to the Fund (the “Agreement”), the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. For the six months ended February 28, 2015, the Advisor earned fees of $56,273 from the Fund. As of February 28, 2015, the Fund owed $8,850 to the Advisor.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Rafferty Capital Markets, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution Plans (the “Plans”), with respect to Class A shares, Class C shares, and No-Load shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.  Under the Plans, the Fund pays an annual fee of 0.50% of the average daily net assets of the Fund invested in Class A shares and 1.00% of the average daily net assets of the Fund invested in Class C shares to help defray the cost of distributing shares.  The 12b-1 fees are used by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell shares and provide distribution-related and other services to the Fund's shareholders to the extent these institutions are allowed to do so by applicable statutes, rules or regulations.  The Fund may also pay up to 0.25% of these amounts directly to the Advisor, to be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc, that perform certain administrative or other servicing functions for the Fund’s shareholders.

Under the Plan for No-Load Class Shares, the Fund pays the Advisor an annual fee of 0.25% of the average daily net assets of the Fund invested in No-Load Class shares to help defray the cost of servicing the No-Load Class shares. The Advisor will use these fees to compensate with a “service fee” any entities that perform certain administrative or other servicing functions for the Fund’s No-Load Class shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc.

The Plans are compensation plans, which means that the full 12b-1 fee payable under the respective Plan is paid to the Distributor irrespective of actual 12b-1 fees incurred. For the six months ended February 28, 2015, Class A incurred 12b-1 expenses of $22,776, Class C incurred 12b-1 expenses of $1,971, and No Load Class incurred 12b-1 expenses of $2,187.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2015, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 6,334,931

Sales

Investment Securities                          $ 7,565,965

NOTE 6. TAX MATTERS

As of August 31, 2014, the aggregate cost of securities for federal income tax purposes was $10,420,943.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

As of August 31, 2014, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                             $  1,699,695

Gross (Depreciation)                               (153,352)

Net Appreciation on Investments *      $  1,546,343

The tax character of distributions paid during the six months ended February 28, 2015, and the year ended August 31, 2014, were as follows:

	February 28, 2015	August 31, 2014
Distributions paid from:
Ordinary Income	$ -	$ -
Capital Gains	346,895	715,227
Total	$ 346,895	$ 715,227

Each class within the Fund paid a long-term capital gain distribution of $0.4238 and a short-term capital gain distribution of $0.1608 per share, on December 23, 2014.

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

Accumulated Undistributed Capital Gains                             $     182,185

Accumulated Undistributed Net Investment Income

       43,947

Net Unrealized Appreciation *

    1,546,343

              $   1,772,475

* Differences between financial reporting basis and tax-basis are primarily attributable to wash sales.

NOTE 7. CAPITAL LOSS CARRYFORWARD

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term characters of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital loss carryforwards must be utilized before pre-enactment losses and therefore pre-enactment losses may be more likely to expire unused. The Fund utilized $559,079 of prior year capital loss carryforward in the year ended August 31, 2014. The Fund no longer has any capital loss carryforwards as of August 31, 2014.

NOTE 8. SUBSEQUENT EVENTS

Subsequent evens after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

FEBRUARY 28, 2015 (UNAUDITED)

 Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2014 through February 28, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost could have been higher.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Class A	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2014	February 28, 2015	September 1, 2014 to February 28, 2015

Actual	$1,000.00	$1,082.33	$12.29
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.99	$11.88

*Expenses are equal to the Fund’s annualized expense ratio of 2.38% for Class A, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2014	February 28, 2015	September 1, 2014 to February 28, 2015

Actual	$1,000.00	$1,079.01	$14.85
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.51	$14.36

*Expenses are equal to the Fund’s annualized expense ratio of 2.88% for the Class C, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

No Load Class	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2014	February 28, 2015	September 1, 2014 to February 28, 2015

Actual	$1,000.00	$1,082.74	$10.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.28	$10.59

*Expenses are equal to the Fund’s annualized expense ratio of 2.12% for the No Load Class, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2015 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ending June 30, are available without charge upon request by (1) calling the Fund at (888) 727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-727-3301.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Gerald R. Sparrow** Age: 55	Trustee, President, Secretary, Treasurer, Chief Compliance Officer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc.; Former President of Buford Dickson Harper Sparrow, an advisory company from 1995 to March 2004; General partner of Sparrow Fund L.P., an advisory company.	1	None

*     Address of each officer is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

**   Mr. Sparrow is an “interested” person because he is the President of the Advisor.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Richard N. Priest Age: 83	Independent Trustee	Indefinite Term; since 2003.	Vice President (Retired) of the New York Stock Exchange.	1	South Side Day Nursery; Missouri Bar Association Advisory Committee
Donald D. Woodruff Age: 58	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc. a retail (sales of hearing aids) company from June 1992 through present.	1	None

* Address of each Trustee is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

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TRUSTEES

Gerald R. Sparrow

Richard N. Priest

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Chief Compliance Officer, Secretary and Treasurer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, MO 63102

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street,  Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affliliated Purchasers.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date May 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date May 4, 2015

* Print the name and title of each signing officer under his or her signature.